RISK MANAGEMENT - Schedule of Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Credit Risk Exposure [Line Items]
Trade and other payables	$ 10,793	$ 6,342
Lease liability	1,723	2,072	$ 1,679
Liquidity Risk
Disclosure Of Credit Risk Exposure [Line Items]
Contingent consideration		32,331
Deferred consideration	19,229	7,800
Trade and other payables	7,373	3,618
Lease liability	2,073	2,509
Total	28,675	46,258
Liquidity Risk | Less than 1 year
Disclosure Of Credit Risk Exposure [Line Items]
Contingent consideration		19,860
Deferred consideration	19,229	2,800
Trade and other payables	7,373	3,328
Lease liability	533	554
Total	27,135	26,542
Liquidity Risk | Between 1 and 2 years
Disclosure Of Credit Risk Exposure [Line Items]
Contingent consideration		12,471
Deferred consideration	0	5,000
Trade and other payables	0	290
Lease liability	522	510
Total	522	18,271
Liquidity Risk | More than 2 years
Disclosure Of Credit Risk Exposure [Line Items]
Contingent consideration		0
Deferred consideration	0	0
Trade and other payables	0	0
Lease liability	1,018	1,445
Total	$ 1,018	$ 1,445